Financial risk management	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management [Abstract]
Financial risk management
Note 52: Financial risk management
As a bancassurer, financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: market risk, which includes interest rate risk and foreign exchange risk; credit risk; liquidity risk; capital risk; and insurance risk. The following disclosures provide quantitative and qualitative information about the Group’s exposure to these risks.
Market risk
(A)    Interest rate risk
Interest rate risk arises from the different repricing characteristics of the Group’s assets and liabilities. Liabilities are generally either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the UK Bank Rate, set by the Bank of England. The rates on the remaining liabilities are contractually fixed for their term to maturity.
Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed. Interest rate sensitivity analysis relating to the Group’s banking activities is set out in the tables marked audited on page 85.
The Group’s risk management policy is to optimise reward while managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Group Asset and Liability Committee.
The Group establishes hedge accounting relationships for interest rate risk components using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group applies netting between similar risks before applying hedge accounting.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.
At 31 December 2023 the aggregate notional principal of interest rate and other swaps (predominantly interest rate) designated as fair value hedges was £153,639 million (2022: £152,662 million) with a net fair value liability of £345 million (2022: liability of £493 million) (note 22). The losses on the hedging instruments were £2,663 million (2022: gains of £1,284 million). The gains on the hedged items attributable to the hedged risk were £2,396 million (2022: losses of £1,325 million). The gains and losses relating to the fair value hedges are recorded in net trading income.
The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2023 was £463,660 million (2022: £249,703 million) with a net fair value asset of £1 million (2022: liability of £2 million) (note 22). In 2023, ineffectiveness recognised in the income statement that arises from cash flow hedges was a gain of £19 million (2022: loss of £10 million).
Interest rate benchmark reform
Following the completion of industry events, including the two London Clearing House USD derivatives transition events in the second quarter of the year, together with bilateral customer consents, the Group has transitioned materially all of its LIBOR linked products. We continue to work with customers to transition a small number of remaining contracts that were not subject to the above events and either have a future dated transition trigger or have defaulted to the relevant synthetic LIBOR benchmark in the interim. Each remaining contract has a known path to transition which is not expected to have a material impact on the Group’s financial statements.
While the volume of outstanding transactions impacted by IBOR benchmark reforms continues to reduce, the Group does not expect material changes to its risk management approach.
(B)    Foreign exchange risk
The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are managed centrally within allocated exposure limits. Trading book exposures in the authorised trading centres are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London. Associated VaR and the closing, average, maximum and minimum are disclosed in the tables marked audited on page 87.
The Group manages foreign currency accounting exposure via cash flow hedge accounting, utilising currency swaps and forward foreign exchange trades.
Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves. The Group’s main overseas operations are in the Americas and Europe.
Note 52: Financial risk management continued
Details of the Group’s structural foreign currency exposures are as follows:

	2023			2022
Foreign currency of Group operations	Euro £m	US Dollar £m	Other non-Sterling £m	Euro £m	US Dollar £m	Other non-Sterling £m
Exposure	1,471	204	1	1,843	209	5
Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and assess credit risk at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivatives based transactions.
(A)    Maximum credit exposure
The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With-Profits Funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	2023			2022[1]
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Financial assets at fair value through profit or loss[3,4]	84,583	–	84,583	73,887	–	73,887
Derivative financial instruments	22,356	(9,862)	12,494	24,753	(12,330)	12,423
Financial assets at amortised cost, net[5]:
Loans and advances to banks, net[5]	10,764	–	10,764	10,632	–	10,632
Loans and advances to customers, net[5]	449,745	(2,214)	447,531	454,899	(2,171)	452,728
Reverse repurchase agreements, net[5]	38,771	–	38,771	44,865	–	44,865
Debt securities, net[5]	15,355	–	15,355	9,926	–	9,926
	514,635	(2,214)	512,421	520,322	(2,171)	518,151
Financial assets at fair value through other comprehensive income[3]	27,360	–	27,360	22,871	–	22,871
Reinsurance contract assets	442	–	442	372	–	372
Off-balance sheet items:
Acceptances and endorsements	191	–	191	58	–	58
Other items serving as direct credit substitutes	286	–	286	781	–	781
Performance bonds, including letters of credit, and other transaction-related contingencies	2,372	–	2,372	2,147	–	2,147
Irrevocable commitments and guarantees	75,080	–	75,080	74,692	–	74,692
	77,929	–	77,929	77,678	–	77,678
	727,305	(12,076)	715,229	719,883	(14,501)	705,382
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
2    Offset items comprise deposit amounts available for offset and amounts available for offset under master netting arrangements that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
3    Excluding equity shares.
4    Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits Funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities.
5    Amounts shown net of related impairment allowances.
Note 52: Financial risk management continued
(B)    Concentrations of exposure
The Group’s management of concentration risk includes portfolio controls on certain industries, sectors and products to reflect risk appetite as well as individual, customer and bank limit risk tolerances. Credit policies and appetite statements are aligned to the Group’s risk appetite and restrict exposure to higher risk countries and potentially vulnerable sectors and asset classes. Exposures are monitored to prevent both an excessive concentration of risk and single name concentrations. The Group’s largest credit limits are regularly monitored by the Board Risk Committee and reported in accordance with regulatory requirements. As part of its credit risk policy, the Group considers sustainability risk (which incorporates environmental (including climate), social and governance) in the assessment of Commercial Banking facilities.
At 31 December 2023 the most significant concentrations of exposure were in mortgages.

	2023 £m	2022 £m
Agriculture, forestry and fishing	7,038	7,447
Construction	3,878	4,066
Energy and water supply	3,468	2,552
Financial, business and other services	35,112	37,666
Lease financing	17,374	16,795
Manufacturing	4,021	3,619
Personal:
Mortgages[1]	323,627	323,923
Other	25,342	26,154
Postal and telecommunications	2,654	2,526
Property companies	20,904	21,499
Transport, distribution and hotels	10,044	13,170
Total loans and advances to customers before allowance for impairment losses	453,462	459,417
Allowance for impairment losses (note 24)	(3,717)	(4,518)
Total loans and advances to customers	449,745	454,899
1    Includes both UK and overseas mortgage balances.
The Group’s operations are predominantly UK based and as a result an analysis of credit risk exposures by geographical region is not provided.
Note 52: Financial risk management continued
(C)    Credit quality of assets
Cash and balances at central banks
Significantly all of the Group’s cash and balances at central banks of £78,110 million (2022: £91,388 million) are due from the Bank of England, the Federal Reserve Bank of New York or the Deutsche Bundesbank.
Debt securities, treasury and other bills, and contracts held with reinsurers at fair value through profit or loss
Substantially all of the loans and advances to customers, loans and advances to banks and reverse repurchase agreements recognised at fair value through profit or loss have an investment grade rating. The credit quality of the Group’s debt securities, treasury and other bills, and contracts held with reinsurers held at fair value through profit or loss is set out below:

	2023			2022
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Debt securities:
Government securities	3,596	–	3,596	2,185	–	2,185
Asset-backed securities	77	–	77	21	–	21
Corporate and other debt securities	471	58	529	216	12	228
Total trading assets (excluding loans and advances to customers and reverse repurchase agreements)	4,144	58	4,202	2,422	12	2,434
Other financial assets mandatorily at fair value through profit or loss:
Debt securities:
Government securities	8,009	–	8,009	7,871	1	7,872
Other public sector securities	2,303	7	2,310	2,510	6	2,516
Bank and building society certificates of deposit	7,504	–	7,504	7,129	4	7,133
Asset-backed securities	506	7	513	399	–	399
Corporate and other debt securities	17,076	3,049	20,125	14,932	2,761	17,693
	35,398	3,063	38,461	32,841	2,772	35,613
Treasury and other bills	51	–	51	62	–	62
Contracts held with reinsurers	11,336	88	11,424	10,822	84	10,906
Total other financial assets mandatorily held at fair value through profit or loss (excluding loans and advances and equity shares)	46,785	3,151	49,936	43,725	2,856	46,581
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2023: £1,202 million; 2022: £1,256 million) and not rated (2023: £2,007 million; 2022: £1,612 million).
Credit risk in respect of trading and other financial assets at fair value through profit or loss held within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of With-Profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.
Loans and advances banks
Significantly all of the Group’s loans and advances to banks are assessed as Stage 1.
Loans and advances to customers
The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12-month values, with the exception of credit-impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%
Stage 3 assets include balances of £364 million (2022: £727 million) (with outstanding amounts due of £1,167 million (2022: £1,360 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.
Stage 2 and Stage 3 assets with a carrying amount of £180 million (2022: £126 million) were modified during the year. No material gain or loss was recognised by the Group.
As at 31 December 2023 assets that had been previously modified while classified as Stage 2 or Stage 3 and were classified as Stage 1 amounted to £5 million (2022: £5,279 million).
Note 52: Financial risk management continued

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Retail – UK mortgages
RMS 1–3	226,740	4,137	–	–	230,877	123	37	–	–	160
RMS 4–6	29,637	27,037	–	–	56,674	38	151	–	–	189
RMS 7–9	219	2,713	–	–	2,932	–	37	–	–	37
RMS 10	–	590	–	–	590	–	13	–	–	13
RMS 11–13	–	4,056	–	–	4,056	–	136	–	–	136
RMS 14	–	–	4,337	7,854	12,191	–	–	357	213	570
	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
Retail – credit cards
RMS 1–3	3,906	5	–	–	3,911	9	–	–	–	9
RMS 4–6	7,159	1,248	–	–	8,407	91	65	–	–	156
RMS 7–9	1,548	1,069	–	–	2,617	67	145	–	–	212
RMS 10	12	220	–	–	232	1	50	–	–	51
RMS 11–13	–	366	–	–	366	–	141	–	–	141
RMS 14	–	–	284	–	284	–	–	130	–	130
	12,625	2,908	284	–	15,817	168	401	130	–	699
Retail – loans and overdrafts
RMS 1–3	638	1	–	–	639	1	–	–	–	1
RMS 4–6	5,152	250	–	–	5,402	83	18	–	–	101
RMS 7–9	1,256	473	–	–	1,729	44	50	–	–	94
RMS 10	43	135	–	–	178	4	27	–	–	31
RMS 11–13	14	328	–	–	342	2	113	–	–	115
RMS 14	–	–	196	–	196	–	–	118	–	118
	7,103	1,187	196	–	8,486	134	208	118	–	460
Retail – UK Motor Finance
RMS 1–3	9,979	569	–	–	10,548	142	12	–	–	154
RMS 4–6	2,791	998	–	–	3,789	41	29	–	–	70
RMS 7–9	769	228	–	–	997	3	13	–	–	16
RMS 10	–	63	–	–	63	–	7	–	–	7
RMS 11–13	2	169	–	–	171	–	30	–	–	30
RMS 14	–	–	112	–	112	–	–	63	–	63
	13,541	2,027	112	–	15,680	186	91	63	–	340
Retail – other
RMS 1–3	13,613	240	–	–	13,853	3	4	–	–	7
RMS 4–6	2,197	186	–	–	2,383	16	13	–	–	29
RMS 7–9	–	86	–	–	86	–	4	–	–	4
RMS 10	–	6	–	–	6	–	–	–	–	–
RMS 11–13	88	7	–	–	95	–	–	–	–	–
RMS 14	–	–	144	–	144	–	–	47	–	47
	15,898	525	144	–	16,567	19	21	47	–	87
Total Retail	305,763	45,180	5,073	7,854	363,870	668	1,095	715	213	2,691
Commercial Banking
CMS 1–5	14,100	7	–	–	14,107	2	–	–	–	2
CMS 6–10	30,534	124	–	–	30,658	32	–	–	–	32
CMS 11–14	31,210	2,927	–	–	34,137	133	59	–	–	192
CMS 15–18	3,719	4,115	–	–	7,834	65	232	–	–	297
CMS 19	11	814	–	–	825	–	81	–	–	81
CMS 20–23	–	–	2,068	–	2,068	–	–	418	–	418
	79,574	7,987	2,068	–	89,629	232	372	418	–	1,022
Other[1]	(43)	–	6	–	(37)	–	–	4	–	4
Total loans and advances to customers	385,294	53,167	7,147	7,854	453,462	900	1,467	1,137	213	3,717
1    Drawn exposures include centralised fair value hedge accounting adjustments.
Note 52: Financial risk management continued

	Drawn exposures					Allowance for expected credit losses
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	250,937	24,844	–	–	275,781	81	180	–	–	261
RMS 4–6	6,557	11,388	–	–	17,945	10	140	–	–	150
RMS 7–9	23	2,443	–	–	2,466	–	72	–	–	72
RMS 10	–	734	–	–	734	–	24	–	–	24
RMS 11–13	–	2,374	–	–	2,374	–	136	–	–	136
RMS 14	–	–	3,416	9,622	13,038	–	–	311	253	564
	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Retail – credit cards
RMS 1–3	3,587	5	–	–	3,592	7	–	–	–	7
RMS 4–6	6,497	1,441	–	–	7,938	66	70	–	–	136
RMS 7–9	1,332	1,246	–	–	2,578	47	167	–	–	214
RMS 10	–	227	–	–	227	–	52	–	–	52
RMS 11–13	–	368	–	–	368	–	144	–	–	144
RMS 14	–	–	289	–	289	–	–	113	–	113
	11,416	3,287	289	–	14,992	120	433	113	–	666
Retail – loans and overdrafts
RMS 1–3	659	1	–	–	660	2	–	–	–	2
RMS 4–6	5,902	451	–	–	6,353	90	24	–	–	114
RMS 7–9	1,724	657	–	–	2,381	69	83	–	–	152
RMS 10	53	199	–	–	252	5	45	–	–	50
RMS 11–13	19	405	–	–	424	3	163	–	–	166
RMS 14	–	–	247	–	247	–	–	126	–	126
	8,357	1,713	247	–	10,317	169	315	126	–	610
Retail – UK Motor Finance
RMS 1–3	8,969	743	–	–	9,712	66	9	–	–	75
RMS 4–6	2,778	930	–	–	3,708	25	20	–	–	45
RMS 7–9	425	325	–	–	750	2	13	–	–	15
RMS 10	–	99	–	–	99	–	8	–	–	8
RMS 11–13	2	148	–	–	150	–	26	–	–	26
RMS 14	–	–	154	–	154	–	–	81	–	81
	12,174	2,245	154	–	14,573	93	76	81	–	250
Retail – other
RMS 1–3	12,588	328	–	–	12,916	9	4	–	–	13
RMS 4–6	1,311	213	–	–	1,524	4	11	–	–	15
RMS 7–9	–	90	–	–	90	–	3	–	–	3
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	91	7	–	–	98	–	–	–	–	–
RMS 14	–	–	157	–	157	–	–	52	–	52
	13,990	643	157	–	14,790	13	18	52	–	83
Total Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
Commercial Banking
CMS 1–5	13,573	33	–	–	13,606	2	–	–	–	2
CMS 6–10	32,070	512	–	–	32,582	37	3	–	–	40
CMS 11–14	31,591	5,627	–	–	37,218	128	93	–	–	221
CMS 15–18	3,275	4,508	–	–	7,783	47	244	–	–	291
CMS 19	–	813	–	–	813	–	74	–	–	74
CMS 20–23	–	–	3,371	–	3,371	–	–	1,070	–	1,070
	80,509	11,493	3,371	–	95,373	214	414	1,070	–	1,698
Other[1]	(2,972)	–	6	–	(2,966)	–	–	4	–	4
Total loans and advances to customers	380,991	61,164	7,640	9,622	459,417	700	1,808	1,757	253	4,518
1    Drawn exposures include centralised fair value hedge accounting adjustments.
Note 52: Financial risk management continued
Average PD grade
The table below shows the average PD for the major portfolios used in the calculation of ECL and therefore Stage 2 average PD reflects the lifetime value. These reflect the forward-looking view under the Group’s base case scenario prior to the application of MES and post-model adjustments which further impact ECL.

	2023		2022
	Stage 1 average PD %	Stage 2 average PD %	Stage 1 average PD %	Stage 2 average PD %
Retail
UK mortgages	0.57	17.60	0.26	15.48
Credit cards	2.14	23.02	2.06	20.89
Loans and overdrafts	2.75	29.66	3.36	29.75
UK Motor Finance	0.61	10.00	0.71	11.24
Commercial Banking
Loans and advances to customers	0.92	22.55	0.88	18.50
Reverse repurchase agreement held at amortised cost
All of the Group’s reverse repurchase agreements held at amortised cost are assessed as Stage 1.
Debt securities held at amortised cost
At 31 December 2023 £15,240 million of gross debt securities held at amortised cost were investment grade (credit ratings equal to or better than ‘BBB’) (2022: £9,919 million), £20 million were sub-investment grade (2022: £nil) and £106 million not rated (2022: £16 million).
Financial assets at fair value through other comprehensive income (excluding equity shares)
At 31 December 2023 £27,267 million of financial assets at fair value through other comprehensive income (excluding equity shares) were investment grade (credit ratings equal to or better than ‘BBB’) (2022: £22,761 million), £80 million were sub-investment grade (2022: £71 million) and £13 million not rated (2022: £39 million).
Derivative assets
An analysis of derivative assets is given in note 22. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities.

	2023			2022
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	21,297	956	22,253	23,326	1,352	24,678
Hedging	99	4	103	53	22	75
Total derivative financial instruments	21,396	960	22,356	23,379	1,374	24,753
1    Credit ratings equal to or better than ‘BBB’.
2    Other comprises sub-investment grade (2023: £855 million; 2022: £1,031 million) and not rated (2023: £105 million; 2022: £343 million).
Financial guarantees and irrevocable loan commitments
Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less. Most commitments to extend credit are contingent upon customers maintaining specific credit standards.
Note 52: Financial risk management continued

	Undrawn exposures					Allowance for expected credit losses
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Retail – UK mortgages
RMS 1–3	12,207	36	–	–	12,243	7	–	–	–	7
RMS 4–6	456	190	–	–	646	1	2	–	–	3
RMS 7–9	5	16	–	–	21	–	–	–	–	–
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	–	37	–	–	37	–	–	–	–	–
RMS 14	–	–	25	58	83	–	–	–	–	–
	12,668	284	25	58	13,035	8	2	–	–	10
Retail – credit cards
RMS 1–3	39,857	24	–	–	39,881	21	–	–	–	21
RMS 4–6	14,522	2,079	–	–	16,601	38	29	–	–	67
RMS 7–9	606	322	–	–	928	7	8	–	–	15
RMS 10	2	40	–	–	42	–	2	–	–	2
RMS 11–13	–	69	–	–	69	–	6	–	–	6
RMS 14	–	–	40	–	40	–	–	–	–	–
	54,987	2,534	40	–	57,561	66	45	–	–	111
Retail – loans and overdrafts
RMS 1–3	4,354	1	–	–	4,355	4	–	–	–	4
RMS 4–6	1,638	239	–	–	1,877	10	7	–	–	17
RMS 7–9	223	122	–	–	345	5	13	–	–	18
RMS 10	4	28	–	–	32	–	4	–	–	4
RMS 11–13	–	49	–	–	49	–	12	–	–	12
RMS 14	–	–	15	–	15	–	–	–	–	–
	6,219	439	15	–	6,673	19	36	–	–	55
Retail – UK Motor Finance
RMS 1–3	274	–	–	–	274	–	–	–	–	–
RMS 4–6	959	–	–	–	959	2	–	–	–	2
RMS 7–9	250	–	–	–	250		–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	3	–	–	–	3	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,486	–	–	–	1,486	2	–	–	–	2
Retail – other
RMS 1–3	544	–	–	–	544	–	–	–	–	–
RMS 4–6	267	–	–	–	267	1	–	–	–	1
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	811	–	–	–	811	1	–	–	–	1
Total Retail	76,171	3,257	80	58	79,566	96	83	–	–	179
Commercial Banking
CMS 1–5	19,250	–	–	–	19,250	1	–	–	–	1
CMS 6–10	31,282	6	–	–	31,288	22	–	–	–	22
CMS 11–14	9,000	1,537	–	–	10,537	28	24	–	–	52
CMS 15–18	923	1,169	–	–	2,092	13	47	–	–	60
CMS 19	–	33	–	–	33	–	6	–	–	6
CMS 20–23	–	–	64	–	64	–	–	2	–	2
	60,455	2,745	64	–	63,264	64	77	2	–	143
Other	483	–	6	–	489	–	–	–	–	–
Total	137,109	6,002	150	58	143,319	160	160	2	–	322
Note 52: Financial risk management continued

	Undrawn exposures					Allowance for expected credit losses
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	16,003	159	–	–	16,162	–	–	–	–	–
RMS 4–6	83	62	–	–	145	1	–	–	–	1
RMS 7–9	–	25	–	–	25	–	–	–	–	–
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	21	–	–	21	–	1	–	–	1
RMS 14	–	–	17	67	84	–	–	–	–	–
	16,086	274	17	67	16,444	1	1	–	–	2
Retail – credit cards
RMS 1–3	39,384	30	–	–	39,414	16	–	–	–	16
RMS 4–6	14,355	2,975	–	–	17,330	32	28	–	–	60
RMS 7–9	580	422	–	–	1,002	5	8	–	–	13
RMS 10	–	46	–	–	46	–	2	–	–	2
RMS 11–13	–	76	–	–	76	–	6	–	–	6
RMS 14	–	–	45	–	45	–	–	–	–	–
	54,319	3,549	45	–	57,913	53	44	–	–	97
Retail – loans and overdrafts
RMS 1–3	4,174	2	–	–	4,176	4	–	–	–	4
RMS 4–6	1,618	386	–	–	2,004	6	12	–	–	18
RMS 7–9	253	159	–	–	412	6	18	–	–	24
RMS 10	6	36	–	–	42	–	7	–	–	7
RMS 11–13	–	61	–	–	61	–	15	–	–	15
RMS 14	–	–	17	–	17	–	–	–	–	–
	6,051	644	17	–	6,712	16	52	–	–	68
Retail – UK Motor Finance
RMS 1–3	318	–	–	–	318	–	–	–	–	–
RMS 4–6	1,259	–	–	–	1,259	2	–	–	–	2
RMS 7–9	347	1	–	–	348	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,924	1	–	–	1,925	2	–	–	–	2
Retail – other
RMS 1–3	702	–	–	–	702	–	–	–	–	–
RMS 4–6	198	–	–	–	198	3	–	–	–	3
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	900	–	–	–	900	3	–	–	–	3
Total Retail	79,280	4,468	79	67	83,894	75	97	–	–	172
Commercial Banking
CMS 1–5	17,047	–	–	–	17,047	2	–	–	–	2
CMS 6–10	29,141	135	–	–	29,276	21	2	–	–	23
CMS 11–14	9,808	1,647	–	–	11,455	28	33	–	–	61
CMS 15–18	779	800	–	–	1,579	8	43	–	–	51
CMS 19	–	85	–	–	85	–	10	–	–	10
CMS 20–23	–	–	48	–	48	–	–	4	–	4
	56,775	2,667	48	–	59,490	59	88	4	–	151
Other	400	–	11	–	411	–	–	–	–	–
Total	136,455	7,135	138	67	143,795	134	185	4	–	323
Note 52: Financial risk management continued
(D)    Collateral held as security for financial assets
The principal types of collateral accepted by the Group include: residential and commercial properties; charges over business assets such as premises, inventory and accounts receivable; financial instruments; cash; and guarantees from third parties. The terms and conditions associated with the use of the collateral are varied and are dependent on both the type of agreement and the counterparty. The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.
The Group holds collateral in respect of loans and advances to customers and reverse repurchase agreements as set out below. The Group does not hold collateral against debt securities which are classified as financial assets held at amortised cost.
Loans and advances to customers
Retail lending
UK mortgages
An analysis by loan-to-value ratio of the Group’s UK residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices. The market takes into account many factors, including environmental considerations such as flood risk and energy efficient additions, in arriving at the value of a home.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	Gross drawn exposures					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2023
Less than 70 per cent	193,235	28,754	3,882	7,168	233,039	57	208	226	118	609
70 per cent to 80 per cent	36,413	4,506	290	333	41,542	37	75	61	26	199
80 per cent to 90 per cent	20,949	2,821	87	142	23,999	48	53	27	20	148
90 per cent to 100 per cent	5,981	2,389	30	91	8,491	19	31	12	14	76
Greater than 100 per cent	18	63	48	120	249	–	7	31	35	73
Total	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105
At 31 December 2022
Less than 70 per cent	210,457	33,205	3,161	8,845	255,668	51	330	210	117	708
70 per cent to 80 per cent	31,788	5,264	170	359	37,581	25	124	55	42	246
80 per cent to 90 per cent	11,942	2,604	48	149	14,743	12	59	20	19	110
90 per cent to 100 per cent	3,319	606	13	113	4,051	3	18	7	18	46
Greater than 100 per cent	11	104	24	156	295	–	21	19	57	97
Total	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

EPC profile	A £m	B £m	C £m	D £m	E £m	F £m	G £m	Unrated properties £m	Total
At 31 December 2023	971	41,250	64,466	95,958	34,327	6,663	1,465	62,220	307,320
At 31 December 2022	731	37,075	60,086	93,010	35,015	6,990	1,519	77,912	312,338
The above data is sourced using the latest available government EPC information as at the relevant balance sheet date. The Group has no EPC data available for 20.2 per cent (2022: 25.0 per cent) of the UK mortgage portfolio; this portion is classified as unrated properties.
EPC ratings are not considered to be a material credit risk factor, and do not form part of the Group’s credit risk calculations.
Other
The majority of other retail lending is unsecured. At 31 December 2023, Stage 3 other retail lending amounted to £378 million, net of an impairment allowance of £358 million (2022: £475 million, net of an impairment allowance of £372 million).
Stage 1 and Stage 2 other retail lending amounted to £55,814 million (2022: £53,825 million). Lending decisions are predominantly based on an obligor’s ability to repay rather than reliance on the disposal of any security provided. Where the lending is secured, collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group’s credit risk disclosures for unimpaired other retail lending show assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.
Note 52: Financial risk management continued
Commercial lending
Stage 1 and Stage 2 secured lending
For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure.
Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.
Stage 3 secured lending
The value of collateral is re-evaluated and its legal soundness reassessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.
At 31 December 2023, Stage 3 secured commercial lending amounted to £507 million, net of an impairment allowance of £133 million (2022: £410 million, net of an impairment allowance of £160 million). The fair value of the collateral held in respect of impaired secured commercial lending was £608 million (2022: £484 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.
Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.
Reverse repurchase agreements
There were reverse repurchase agreements which are accounted for as collateralised loans with a carrying value of £38,771 million (2022: £44,865 million), against which the Group held collateral with a fair value of £38,510 million, capped at the reverse repurchase agreement carrying value (2022: £33,715 million). These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Financial assets at fair value through profit or loss (excluding equity shares)
Included in financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £17,413 million (2022: £11,781 million). Collateral is held with a fair value of £17,301 million, capped at the reverse repurchase agreement carrying value (2022: £9,598 million), all of which the Group is able to repledge. At 31 December 2023, £9,926 million had been repledged (2022: £5,232 million).
In addition, securities held as collateral in the form of stock borrowed amounted to £17,280 million (2022: £26,368 million). Of this amount, £9,363 million (2022: £14,375 million) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £12,494 million (2022: £12,423 million), cash collateral of £3,361 million (2022: £3,951 million) was held.
Irrevocable loan commitments and other credit-related contingencies
At 31 December 2023, the Group held irrevocable loan commitments and other credit-related contingencies of £77,929 million (2022: £77,678 million). Collateral is held as security, in the event that lending is drawn down, on £13,036 million (2022: £16,442 million) of these balances.
Collateral repossessed
During the year, £229 million of collateral was repossessed (2022: £219 million), consisting primarily of residential property.
In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.
(E)    Collateral pledged as security
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.
Repurchase transactions
Amortised cost
There are balances arising from repurchase transactions of £37,703 million (2022: £48,596 million), which include amounts due under the Bank of England’s Term Funding Scheme with additional incentives for SMEs (TFSME). The fair value of the collateral provided under these agreements at 31 December 2023 was £37,655 million, capped at the repurchase agreement carrying value (2022: £53,827 million including over collaterisation).
Financial liabilities at fair value through profit or loss
The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £17,941 million, capped at the repurchase agreement carrying value (2022: £10,427 million).
Note 52: Financial risk management continued
Securities lending transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2023 £m	2022 £m
Financial assets at fair value through profit or loss	633	1,463
Financial assets at fair value through other comprehensive income	5,245	5,429
Total	5,878	6,892
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 29.
Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.
The table below analyses assets and liabilities of the Group, other than liabilities arising from insurance and investment contracts, into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Liabilities arising from insurance and investment contracts are analysed on a behavioural basis. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.
(A)    Maturities of assets and liabilities

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Assets
Cash and balances at central banks	78,110	–	–	–	–	–	–	–	78,110
Financial assets at fair value through profit or loss	13,286	8,279	6,192	1,999	1,499	3,403	9,420	159,240	203,318
Derivative financial instruments	2,747	1,380	907	693	448	1,094	2,448	12,639	22,356
Loans and advances to banks	5,768	1,213	873	413	228	579	1,686	4	10,764
Loans and advances to customers	19,148	11,274	13,310	11,555	10,326	32,667	72,029	279,436	449,745
Reverse repurchase agreements	19,475	10,242	5,002	1,969	620	754	709	–	38,771
Debt securities	427	185	7	93	297	2,588	5,742	6,016	15,355
Financial assets at amortised cost	44,818	22,914	19,192	14,030	11,471	36,588	80,166	285,456	514,635
Financial assets at fair value through other comprehensive income	276	428	221	272	617	1,663	11,587	12,528	27,592
Other assets	1,901	1,024	71	777	65	137	160	31,307	35,442
Total assets	141,138	34,025	26,583	17,771	14,100	42,885	103,781	501,170	881,453
Liabilities
Deposits from banks	2,092	1,065	201	218	184	349	2,044	–	6,153
Customer deposits	427,657	11,052	9,138	6,925	6,093	7,685	2,520	326	471,396
Repurchase agreements at amortised cost	3,222	4,057	23	2	–	21,448	8,951	–	37,703
Financial liabilities at fair value through profit or loss	8,971	4,115	4,883	479	169	658	926	4,713	24,914
Derivative financial instruments	2,821	1,381	814	660	526	1,420	2,829	9,698	20,149
Debt securities in issue at amortised cost	1,954	8,057	9,260	5,873	4,554	12,489	24,418	8,987	75,592
Liabilities arising from insurance and participating investment contracts	456	324	12	178	287	2,485	11,235	105,146	120,123
Liabilities arising from non-participating investment contracts	348	527	789	787	776	4,280	9,517	27,954	44,978
Other liabilities	5,846	1,169	372	1,532	469	639	876	11,924	22,827
Subordinated liabilities	–	–	15	47	789	1,943	3,130	4,329	10,253
Total liabilities	453,367	31,747	25,507	16,701	13,847	53,396	66,446	173,077	834,088
Note 52: Financial risk management continued

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2022[1]
Assets
Cash and balances at central banks	91,388	–	–	–	–	–	–	–	91,388
Financial assets at fair value through profit or loss	12,019	8,108	3,269	2,186	858	2,827	7,726	143,776	180,769
Derivative financial instruments	2,896	1,823	1,069	656	637	1,424	2,828	13,420	24,753
Loans and advances to banks	4,756	763	896	700	352	78	3,084	3	10,632
Loans and advances to customers	17,535	7,628	10,337	8,849	9,952	33,886	78,857	287,855	454,899
Reverse repurchase agreements	14,530	10,908	11,600	4,035	285	2,924	583	–	44,865
Debt securities	7	219	73	275	77	874	6,475	1,926	9,926
Financial assets at amortised cost	36,828	19,518	22,906	13,859	10,666	37,762	88,999	289,784	520,322
Financial assets at fair value through other comprehensive income	310	273	391	456	665	2,324	9,334	9,401	23,154
Other assets	1,537	969	47	589	132	71	129	29,534	33,008
Total assets	144,978	30,691	27,682	17,746	12,958	44,408	109,016	485,915	873,394
Liabilities
Deposits from banks	3,988	364	141	139	408	4	2,222	–	7,266
Customer deposits	446,311	8,074	5,628	2,953	4,695	3,887	3,402	381	475,331
Repurchase agreements at amortised cost	12,203	6,183	–	–	–	–	30,210	–	48,596
Financial liabilities at fair value through profit or loss	5,245	2,363	1,526	1,431	665	615	1,476	4,434	17,755
Derivative financial instruments	3,197	1,647	942	739	779	2,030	3,850	10,858	24,042
Debt securities in issue at amortised cost	5,562	9,761	8,646	3,940	2,114	10,124	23,964	9,708	73,819
Liabilities arising from insurance and participating investment contracts	574	422	94	163	331	1,247	8,465	98,982	110,278
Liabilities arising from non-participating investment contracts	439	497	736	742	716	2,793	9,890	23,663	39,476
Other liabilities	5,680	1,236	378	1,476	515	499	688	11,718	22,190
Subordinated liabilities	–	–	541	662	–	915	3,770	4,842	10,730
Total liabilities	483,199	30,547	18,632	12,245	10,223	22,114	87,937	164,586	829,483
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
The above table is provided on a contractual basis. The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms and readers are, therefore, advised to use caution when using this data to evaluate the Group’s liquidity position. In particular, amounts in respect of customer deposits are usually contractually payable on demand or at short notice. However, in practice, these deposits are not usually withdrawn on their contractual maturity.
The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Deposits from banks	2,093	1,073	623	2,394	–	6,183
Customer deposits	427,695	11,133	22,572	10,767	325	472,492
Repurchase agreements at amortised cost	3,627	4,092	1,085	31,399	–	40,203
Financial liabilities at fair value through profit or loss	8,801	4,157	5,694	1,808	5,845	26,305
Debt securities in issue at amortised cost	2,334	8,492	21,111	40,741	8,085	80,763
Liabilities arising from non-participating investment contracts	44,978	–	–	–	–	44,978
Lease liabilities	18	70	247	779	666	1,780
Subordinated liabilities	32	80	1,274	6,627	7,822	15,835
Total non-derivative financial liabilities	489,578	29,097	52,606	94,515	22,743	688,539
Derivative financial liabilities
Gross settled derivatives – outflows	80,148	46,874	47,777	35,807	20,302	230,908
Gross settled derivatives – inflows	(78,031)	(45,249)	(46,575)	(35,753)	(20,327)	(225,935)
Gross settled derivatives – net flows	2,117	1,625	1,202	54	(25)	4,973
Net settled derivative liabilities	12,095	138	161	402	1,501	14,297
Total derivative financial liabilities	14,212	1,763	1,363	456	1,476	19,270
Note 52: Financial risk management continued

	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2022[1]
Deposits from banks	3,925	369	714	2,227	135	7,370
Customer deposits	449,801	6,717	11,635	7,417	382	475,952
Repurchase agreements at amortised cost	12,501	6,188	904	33,054	38	52,685
Financial liabilities at fair value through profit or loss	5,297	2,397	3,725	2,293	4,747	18,459
Debt securities in issue at amortised cost	6,108	12,625	15,517	39,527	11,623	85,400
Liabilities arising from non-participating investment contracts	42,975	–	–	–	–	42,975
Lease liabilities	13	54	166	582	700	1,515
Subordinated liabilities	27	113	1,648	6,741	12,384	20,913
Total non-derivative financial liabilities	520,647	28,463	34,309	91,841	30,009	705,269
Derivative financial liabilities
Gross settled derivatives – outflows	55,671	43,380	40,826	34,808	20,677	195,362
Gross settled derivatives – inflows	(52,383)	(41,255)	(39,132)	(34,015)	(20,130)	(186,915)
Gross settled derivatives – net flows	3,288	2,125	1,694	793	547	8,447
Net settled derivative liabilities	13,078	82	130	752	1,501	15,543
Total derivative financial liabilities	16,366	2,207	1,824	1,545	2,048	23,990
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
The majority of the Group’s non-participating investment contract liabilities are unit-linked. These unit-linked products are invested in accordance with unit fund mandates. Clauses are included in policyholder contracts to permit the deferral of sales, where necessary, so that linked assets can be realised without being a forced seller.
The principal amount for undated subordinated liabilities with no redemption option is included within the over 5 years column; interest of £16 million (2022: £17 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond 5 years.
An analysis of the Group’s total wholesale funding by residual maturity and by currency is set out on page 78.
The following table presents the estimated amount and timing of the remaining contractual discounted cash flows arising from insurance liabilities The amounts presented do not include those relating to LRC of contracts that are measured under the PAA.

	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Liabilities arising from insurance and participating investment contracts	(843)	(2,112)	(3,035)	(3,537)	(3,667)	(101,354)	(114,548)
Reinsurance contract liabilities	–	–	–	–	–	(13)	(13)
Total	(843)	(2,112)	(3,035)	(3,537)	(3,667)	(101,367)	(114,561)
At 31 December 2022
Liabilities arising from insurance and participating investment contracts	(1,115)	(752)	(1,882)	(2,621)	(3,147)	(95,362)	(104,879)
Reinsurance contract liabilities	(4)	(4)	(4)	(4)	(4)	(118)	(138)
Total	(1,119)	(756)	(1,886)	(2,625)	(3,151)	(95,480)	(105,017)
For insurance contracts which are neither unit-linked nor in the Group’s with-profit funds, in particular annuity liabilities, the aim is to invest in assets such that the cash flows on investments match those on the projected future liabilities.
Some of the Group’s insurance and participating investment contract liabilities are payable on demand as shown in the table below:

	2023		2022
	Amounts payable on demand £m	Carrying amount £m	Amounts payable on demand £m	Carrying amount £m
Life	102,396	99,799	93,663	91,163
Non-life	–	–	–	–
Total	102,396	99,799	93,663	91,163
The amounts payable on demand represent contract surrender values and incurred claims.
Note 52: Financial risk management continued
The figures below are presented in timing categories representing the remaining offer periods of lending commitments or remaining coverage periods of financial guarantees, but the Group could be required to lend or pay amounts under those arrangements earlier than the periods presented below. Payment under the significant majority of the Group’s lending commitments and financial guarantee contracts could be required to be made on demand.

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 3 years £m	3 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023
Acceptances and endorsements	7	10	166	–	8	–	–	–	191
Other contingent liabilities	214	558	157	148	200	598	190	593	2,658
Total contingent liabilities	221	568	323	148	208	598	190	593	2,849
Lending commitments and guarantees	69,932	4,767	17,384	4,212	6,528	23,269	14,142	2,983	143,217
Other commitments	–	–	–	–	–	38	41	23	102
Total commitments and guarantees	69,932	4,767	17,384	4,212	6,528	23,307	14,183	3,006	143,319
Total contingents, commitments and guarantees	70,153	5,335	17,707	4,360	6,736	23,905	14,373	3,599	146,168
At 31 December 2022
Acceptances and endorsements	47	11	–	–	–	–	–	–	58
Other contingent liabilities	355	744	263	240	144	554	181	447	2,928
Total contingent liabilities	402	755	263	240	144	554	181	447	2,986
Lending commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,329	19,571	143,756
Other commitments	–	–	–	–	–	–	10	29	39
Total commitments and guarantees	68,984	2,419	17,641	1,586	6,439	12,787	14,339	19,600	143,795
Total contingents, commitments and guarantees	69,386	3,174	17,904	1,826	6,583	13,341	14,520	20,047	146,781
Capital risk
Capital is actively managed on an ongoing basis for both the Group and its regulated banking subsidiaries, with associated capital policies and procedures subjected to regular review. The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources it holds to meet those requirements in accordance with the relevant provisions of the Capital Requirements Directive (CRD V) and Capital Requirements Regulation (UK CRR). This is supplemented through additional regulation set out under the PRA Rulebook and through associated statements of policy, supervisory statements and other regulatory guidance. Regulatory capital ratios are considered a key part of the budgeting and planning processes and forecast ratios are reviewed by the Group Asset and Liability Committee. Target capital levels take account of current and future regulatory requirements, capacity for growth and to cover uncertainties. Details of the Group’s capital resources are provided in the table marked audited on page 48.
Each insurance company within the Group is regulated by the PRA. The insurance businesses are required to calculate solvency capital requirements and available capital in accordance with Solvency II. The Group complied with these requirements in 2023 and 2022. The Insurance business of the Group calculates regulatory capital on the basis of an internal model, which was approved by the PRA on 5 December 2015, with the latest major change to the model approved in November 2020. The capital position of the Group’s insurance businesses is reviewed on a regular basis by the Insurance, Pensions and Investments Executive Committee.
Insurance risk
Insurance underwriting risk is the risk of adverse developments in the timing, frequency and severity of claims for insured/underwritten events and in customer behaviour, leading to reductions in earnings and/or value and arises within the Group’s Insurance business. Insurance underwriting risk is measured using a variety of techniques including stress, reverse stress and scenario testing, as well as stochastic modelling. Current and potential future insurance underwriting risk exposures are assessed and aggregated on a range of stresses including risk measures based on 1-in-200 year stresses for the Insurance business’s regulatory capital assessments and other supporting measures where appropriate. The Group also mitigates insurance underwriting risk via the use of reinsurance arrangements. The Group's critical accounting judgements and key sources of estimation uncertainty for its Insurance business are set out in note 36.